UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             8/14/12
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $6,990,916
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.


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                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
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
ADVENT SOFTWARE INC  COM      007974108   391,002     14,422,800   SH            DEFINED        1          14,422,800
ADVENT SOFTWARE INC  COM      007974108    34,956      1,289,400   SH            DEFINED        2           1,289,400
CALPINE CORP         COM      131347304   887,069     53,729,212   SH            DEFINED        1          53,729,212
CALPINE CORP         COM      131347304    33,916      2,054,296   SH            DEFINED        2           2,054,296
CROWN CASTLE INTL
CORP                 COM      228227104   652,936     11,130,853   SH            DEFINED        1          11,130,853
CROWN CASTLE INTL
CORP                 COM      228227104    28,245        481,500   SH            DEFINED        2             481,500
LAMAR ADVERTISING CO CL A     512815101   512,025     17,902,984   SH            DEFINED        1          17,902,984
LAMAR ADVERTISING CO CL A     512815101    21,042        735,730   SH            DEFINED        2             735,730
LIBERTY GLOBAL INC   CL A     530555101   326,964      6,588,040   SH            DEFINED        1           6,588,040
LIBERTY GLOBAL INC   CL A     530555101    23,553        474,579   SH            DEFINED        2             474,579
LIBERTY GLOBAL INC.  CL C     530555309   926,668     19,406,657   SH            DEFINED        1          19,406,657
LIBERTY GLOBAL INC   CL C     530555309    25,169        527,108   SH            DEFINED        2             527,108
MARTIN MARIETTA
MATLS INC            COM      573284106   252,433      3,202,651   SH            DEFINED        1           3,202,651
MARTIN MARIETTA
MATLS INC            COM      573284106    11,878        150,700   SH            DEFINED        2             150,700
OASIS PETROLEUM INC. COM      674215108   222,629      9,207,149   SH            DEFINED        1           9,207,149
OASIS PETROLEUM INC. COM      674215108     7,467        308,800   SH            DEFINED        2             308,800
PETROQUEST ENERGY
INC                  COM      716748108    37,596      7,519,184   SH            DEFINED        1           7,519,184
PETROQUEST ENERGY
INC                  COM      716748108     1,431        286,200   SH            DEFINED        2             286,200
PIONEER NAT RES CO   COM      723787107   784,272      8,890,964   SH            DEFINED        1           8,890,964
PIONEER NAT RES CO   COM      723787107    27,191        308,250   SH            DEFINED        2             308,250
QUICKSILVER
RESOURCES INC        COM      74837R104   126,347     23,311,254   SH            DEFINED        1          23,311,254
QUICKSILVER
RESOURCES INC        COM      74837R104     9,073      1,673,900   SH            DEFINED        2           1,673,900
THE CHARLES SCHWAB
CORP.                COM      808513105   597,604     46,218,387   SH            DEFINED        1          46,218,387
THE CHARLES SCHWAB
CORP.                COM      808513105    24,638      1,905,500   SH            DEFINED        2           1,905,500
VISA, INC.           COM      92826C839   875,394      7,080,754   SH            DEFINED        1           7,080,754
VISA, INC.           COM      92826C839    36,199        292,800   SH            DEFINED        2             292,800
RESOLUTE ENERGY CORP COM      76116A108   100,819     10,534,910   SH            DEFINED        1          10,534,910
RESOLUTE ENERGY CORP COM      76116A108     3,528        368,700   SH            DEFINED        2             368,700
RESOLUTE ENERGY CORP WARRANTS 76116A116     8,578      8,169,525   SH            DEFINED        1           8,169,525
RESOLUTE ENERGY CORP WARRANTS 76116A116       294        279,753   SH            DEFINED        2             279,753
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